Offerings	Nov. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	88.66
Maximum Aggregate Offering Price	$ 88,660,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,243.95
Offering Note
(1)    Estimated pursuant to Rule 457(c) and (h) of the Securities Act of 1933, as amended, based upon the average of the high and low sales prices on November 7, 2025 of the shares of Crown Castle Inc. ("Registrant") common stock, par value $0.01 per share ("Common Stock"), as reported on the New York Stock Exchange.
(2)    Represents 1,000,000 additional shares of Common Stock reserved for issuance under the Registrant's 401(k) Plan ("401(k) Plan"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of the Registrant’s Common Stock which may be issuable under the 401(k) Plan in the event of stock splits, stock dividends and similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	16,000
Proposed Maximum Offering Price per Unit	88.66
Maximum Aggregate Offering Price	$ 1,418,560
Fee Rate	0.01381%
Amount of Registration Fee	$ 195.90
Offering Note	(3) Represents 16,000 additional shares of Common Stock reserved for issuance under the Crown Castle Puerto Rico 1165(e) Plan ("1165(e) Plan"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of the Registrant’s Common Stock which may be issuable under the 1165(e) Plan in the event of stock splits, stock dividends and similar transactions.